NET INCOME PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) ₽ / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	3,016,826	3,016,826	1,862,125	2,362,417
Net income, allocated for basic	$ 685.0	₽ 47,587	₽ 8,776	₽ 6,798
Weighted average ordinary shares outstanding-basic	326,667,118	326,667,118	324,747,888	320,788,967
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	335,162,062	335,162,062	331,243,961	326,136,949
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 2.10	₽ 145.67	₽ 27.02	₽ 21.19
Diluted | (per share)	$ 2.04	₽ 141.98	₽ 26.49	₽ 20.84
Class A
NET INCOME PER SHARE
Net income, allocated for basic	$ 604.7	₽ 42,010	₽ 7,583	₽ 5,825
Reallocation of net income as a result of conversion of Class B to Class A shares	80.3	5,577	1,193	973
Net income, allocated for diluted	$ 685.0	₽ 47,587	₽ 8,776	₽ 6,798
Weighted average ordinary shares outstanding-basic	288,380,711	288,380,711	280,586,437	274,863,606
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	38,286,407	38,286,407	44,161,451	45,925,361
Share-Based Awards (in shares)	8,494,944	8,494,944	6,496,073	5,347,982
Weighted average ordinary shares outstanding-diluted	335,162,062	335,162,062	331,243,961	326,136,949
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 2.10	₽ 145.67	₽ 27.02	₽ 21.19
Diluted | (per share)	$ 2.04	₽ 141.98	₽ 26.49	₽ 20.84
Class B
NET INCOME PER SHARE
Net income, allocated for basic	$ 80.3	₽ 5,577	₽ 1,193	₽ 973
Reallocation of net income to Class B shares	(2.0)	(140)	(19)	(1)
Net income, allocated for diluted	$ 78.3	₽ 5,437	₽ 1,174	₽ 972
Weighted average ordinary shares outstanding-basic	38,286,407	38,286,407	44,161,451	45,925,361
Dilutive effect of:
Share-Based Awards (in shares)	6,529	6,529	146,027	694,042
Weighted average ordinary shares outstanding-diluted	38,292,936	38,292,936	44,307,478	46,619,403
Net income per share attributable to ordinary shareholders:
Basic | (per share)	$ 2.10	₽ 145.67	₽ 27.02	₽ 21.19
Diluted | (per share)	$ 2.04	₽ 141.98	₽ 26.49	₽ 20.84